SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Bank borrowings, short term	$ 18,806	$ 17,968
Bank borrowings	21,711	19,855
Bank borrowings, long term	2,905	1,887
Term Loans [Member]
Short-Term Debt [Line Items]
Bank borrowings, long term	$ 6,685	3,315
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Term of repayments	2 years
Annual interest rate	2.00%
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Term of repayments	10 years
Annual interest rate	3.75%
Trust Receipts [Member]
Short-Term Debt [Line Items]
Bank borrowings, short term	$ 14,177	16,172
Term of repayments	Within 12 months
Trust Receipts [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate	1.65%
Trust Receipts [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	7.25%
Bank Overdraft [Member]
Short-Term Debt [Line Items]
Annual interest rate
Bank borrowings, short term	$ 142
Term of repayments	Within 12 months
Revolving Loan [Member]
Short-Term Debt [Line Items]
Annual interest rate	6.45%
Bank borrowings, short term	$ 707	$ 368
Term of repayments	Within 12 months